Property and Equipment Disclosure: Schedule of Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Property and Equipment
	December 31,	December 31,
	2015	2014

Office furniture & equipment	$31,847	$32,895
Less: accumulated depreciation	(14,926)	(10,750)
Total fixed assets, net	$16,921	$22,145